INTEREST IN JOINT VENTURES - SUMMARIZED STATEMENT OF COMPREHENSIVE INCOME (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Operating revenues	¥ 2,740,884	¥ 2,104,724	¥ 2,957,868
Depreciation, depletion and amortization	(115,680)	(107,461)	(109,643)
Interest Income	5,732	4,803	7,210
Interest expense	(15,018)	(15,198)	(17,091)
Earning/(loss) before income tax	109,169	48,615	90,161
Tax expense	(23,318)	(6,344)	(18,054)
Net income/(loss) for the year	85,851	42,271	72,107
Other comprehensive income	17,507	315	5,580
Total comprehensive income	103,358	42,586	77,687
FREP
Disclosure of joint ventures [line items]
Operating revenues	47,224	38,691	57,047
Depreciation, depletion and amortization	(2,789)	(2,222)	(2,541)
Interest Income	147	118	124
Interest expense	(411)	(535)	(597)
Earning/(loss) before income tax	2,261	520	964
Tax expense	(597)	(87)	(197)
Net income/(loss) for the year	1,664	433	767
Total comprehensive income	1,664	433	767
Dividends declared by joint ventures	128	300	1,400
Share of net income/(loss) from joint ventures	832	217	384
Carrying Amounts	8,120	7,416
BASF-YPC
Disclosure of joint ventures [line items]
Operating revenues	27,499	15,701	19,590
Depreciation, depletion and amortization	(1,467)	(1,244)	(1,474)
Interest Income	52	27	32
Interest expense	(5)	(16)	(26)
Earning/(loss) before income tax	8,218	1,518	2,314
Tax expense	(2,054)	(379)	(579)
Net income/(loss) for the year	6,164	1,139	1,735
Total comprehensive income	6,164	1,139	1,735
Dividends declared by joint ventures	454	691	1,224
Share of net income/(loss) from joint ventures	2,466	456	694
Carrying Amounts	7,580	5,568
Taihu
Disclosure of joint ventures [line items]
Operating revenues	15,190	9,528	15,222
Depreciation, depletion and amortization	(667)	(541)	(629)
Interest Income	451	291	94
Interest expense	(107)	(20)	(265)
Earning/(loss) before income tax	2,864	2,304	3,320
Tax expense	(601)	(378)	(708)
Net income/(loss) for the year	2,263	1,926	2,612
Other comprehensive income	(123)	(3,368)	(1,105)
Total comprehensive income	2,140	(1,442)	1,507
Share of net income/(loss) from joint ventures	1,081	911	1,235
Share of other comprehensive income/(loss) from joint ventures	(60)	(1,593)	(522)
Carrying Amounts	6,626	5,605
YASREF
Disclosure of joint ventures [line items]
Operating revenues	68,548	37,337	75,940
Depreciation, depletion and amortization	(3,224)	(3,140)	(3,048)
Interest Income	6	17	58
Interest expense	(945)	(1,136)	(1,470)
Earning/(loss) before income tax	(2,868)	(7,193)	(1,292)
Tax expense	332	1,057	(8)
Net income/(loss) for the year	(2,536)	(6,136)	(1,300)
Other comprehensive income	(206)	(584)	(261)
Total comprehensive income	(2,742)	(6,720)	(1,561)
Share of net income/(loss) from joint ventures		(2,301)	(488)
Share of other comprehensive income/(loss) from joint ventures		(219)	(98)
Sinopec SABIC Tianjin
Disclosure of joint ventures [line items]
Operating revenues	24,631	14,881	20,541
Depreciation, depletion and amortization	(1,164)	(1,085)	(1,094)
Interest Income	209	183	171
Interest expense	(89)	(131)	(134)
Earning/(loss) before income tax	1,393	954	2,178
Tax expense	(407)	(236)	(533)
Net income/(loss) for the year	986	718	1,645
Total comprehensive income	986	718	1,645
Dividends declared by joint ventures	500		1,750
Share of net income/(loss) from joint ventures	493	359	823
Carrying Amounts	7,484	7,491
Aggregated individually immaterial joint ventures
Disclosure of joint ventures [line items]
Share of net income/(loss) from joint ventures	4,494	993	1,737
Share of other comprehensive income/(loss) from joint ventures	215	808	¥ (168)
Carrying Amounts	¥ 30,640	¥ 26,099